Share-based Compensation - LTIP (Details) - LTIP - USD ($)									12 Months Ended
	Dec. 14, 2021	Oct. 20, 2021	Sep. 01, 2021	Mar. 26, 2021	Aug. 12, 2020	Apr. 20, 2020	Oct. 10, 2019	Aug. 05, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary Shares Held by Trustee - Cost
Share-based compensation expense									$ 25,625,000	$ 10,905,000	$ 4,419,000
Vesting Period to March 2024
Ordinary Shares Held by Trustee - Cost
Share-based compensation expense									$ 52,056,000
Awarded Shares
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period									3,510,675	941,310	1,121,030
Purchased									4,907,045	3,281,920	60,430
Vested									(278,545)	(712,555)	(240,150)
As at end of period									8,139,175	3,510,675	941,310
Ordinary Shares Held by Trustee - Cost
As at beginning of period									$ 14,155,000	$ 6,079,000	$ 6,677,000
Purchased									27,309,000	12,904,000	346,000
Vested									(1,450,000)	(4,828,000)	(944,000)
As at end of period									40,014,000	14,155,000	6,079,000
Awards forfeited									$ 6,618,000	$ 7,038,000	$ 262,000
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount per annum		$ 1,700,000		$ 57,300,000			$ 100,000	$ 700,000
Number of business days for vesting after publication date of annual report				2 days				2 days
Vesting, number of years after the covered financial year			2 years	2 years				2 years
Vesting percentage on each of the first, second, third and fourth anniversaries		25.00%					25.00%
Shared-based Compensation Award, Performance | April 20, 2020, One
Share-based Compensation
Maximum cash amount per annum						$ 5,300,000
Number of business days for vesting after publication date of annual report						2 days
Vesting, number of years after the covered financial year						2 years
Shared-based Compensation Award, Performance | April 20, 2020, Two
Share-based Compensation
Maximum cash amount per annum						$ 37,400,000
Number of business days for vesting after publication date of annual report						2 days
Vesting, number of years after the covered financial year						2 years
Shared-based Compensation Award, Performance | April 20, 2020, Three
Share-based Compensation
Maximum cash amount per annum						$ 1,900,000
Vesting percentage on each of the first, second, third and fourth anniversaries						25.00%
Shared-based Compensation Award, Performance | April 20, 2020, Four
Share-based Compensation
Maximum cash amount per annum						$ 200,000
Shared-based Compensation Award, Performance | August 12, 2020, One
Share-based Compensation
Maximum cash amount per annum					$ 2,100,000
Number of business days for vesting after publication date of annual report					2 days
Vesting, number of years after the covered financial year					2 years
Shared-based Compensation Award, Performance | August 12, 2020, Two
Share-based Compensation
Maximum cash amount per annum					$ 300,000
Vesting percentage on each of the first, second, third and fourth anniversaries					25.00%
Shared-based Compensation Award, Performance | September 1, 2021 One
Share-based Compensation
Maximum cash amount per annum			$ 7,300,000
Number of business days for vesting after publication date of annual report			2 days
Vesting, number of years after the covered financial year			2 years
Shared-based Compensation Award, Performance | September 1, 2021 Two
Share-based Compensation
Maximum cash amount per annum			$ 500,000
Vesting percentage on each of the first, second, third and fourth anniversaries			25.00%
Shared-based Compensation Award, Performance | December 14, 2021 One
Share-based Compensation
Maximum cash amount per annum	$ 100,000
Shared-based Compensation Award, Performance | December 14, 2021 Two
Share-based Compensation
Maximum cash amount per annum	$ 100,000
Vesting percentage on each of the first, second, third and fourth anniversaries	25.00%